Exhibit 99.1

CHASE ISSUANCE TRUST

Monthly Information Officer’s Certificate

Monthly Period: December 2024

The undersigned is a duly authorized representative of JPMorgan Chase Bank, National Association (the “Bank”), as Servicer pursuant to the Fifth Amended and Restated Transfer and Servicing Agreement, dated as of December 16, 2024 (as amended, supplemented or otherwise modified, the “Transfer and Servicing Agreement”), by and among the Chase Card Funding LLC, as Transferor, the Bank, as Servicer and Administrator, Chase Issuance Trust, as Issuing Entity, and Computershare Trust Company, National Association, as Indenture Trustee and Collateral Agent.

The undersigned does hereby certify as follows:

Item 1121(a)(1):

(a)	Record Date: December 31, 2024

(b)	Interest Period: December 16, 2024 through January 14, 2025

(c)	Interest Accrual Method: 30/360

(d)	Determination Date: January 13, 2025

(e)	Distribution Date: January 15, 2025

JPMORGAN CHASE BANK, NATIONAL ASSOCIATION, as Servicer

By:	/s/ Patricia M. Garvey
Name: Patricia M. Garvey
Title: Executive Director